Financial risk review - Schedule of Concentrations of Credit Risk by Country (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Loans
Financial Risk
Total	$ 9,158,236	$ 8,461,987
Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	2,002,254	1,659,445
Argentina | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	169,695	248
Australia | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	0	0
Belgium | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	0	0
Bolivia | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	0	1,000
Brazil | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	135,428	188,125
Canada | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	26,591	26,413
Chile | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	67,887	50,976
China | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	0	0
Colombia | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	84,837	82,225
Costa Rica | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	61,212	55,263
Dominican Republic | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	135,214	122,057
Ecuador | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	206,845	269,369
El Salvador | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	29,084	20,000
United Arab Emirates | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	0	0
Finland | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	0	0
France | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	72,443	46,573
Germany | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	15,000	15,000
Guatemala | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	117,786	113,028
Honduras | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	22,862	1,625
Ireland | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	0	0
Italy | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	1,442	0
Jamaica | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	0	0
Japan | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	0	0
Korea | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	0	0
Kuwait | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	0	0
Mexico | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	205,726	184,208
Multilateral | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	0	0
Netherlands | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	4,500	25,764
Norway | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	0	0
Panama | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	35,989	22,243
Paraguay | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	250	230
Peru | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	212,219	356,978
Puerto Rico | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	15,000	10,000
Qatar | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	0	0
Saudi Arabia | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	0	0
Singapore | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	5,507	6,514
Spain | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	0	8
Suriname | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	146,401	0
Sweden | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	0	0
Trinidad and Tobago | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	43,000	0
United States of America | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	39,198	7,114
United Kingdom | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	141,696	0
Uruguay | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	6,442	54,484
Amortized cost
Financial Risk
Total	1,360,497	1,103,755
Amortized cost | Loans
Financial Risk
Total	9,158,236	8,461,987
Amortized cost | Securities
Financial Risk
Total	1,360,497	1,103,755
Amortized cost | Argentina | Loans
Financial Risk
Total	198,905	113,226
Amortized cost | Argentina | Securities
Financial Risk
Total	0	0
Amortized cost | Australia | Loans
Financial Risk
Total	0	0
Amortized cost | Australia | Securities
Financial Risk
Total	9,936	9,906
Amortized cost | Belgium | Loans
Financial Risk
Total	0	17,859
Amortized cost | Belgium | Securities
Financial Risk
Total	15,696	15,181
Amortized cost | Bolivia | Loans
Financial Risk
Total	0	0
Amortized cost | Bolivia | Securities
Financial Risk
Total	0	0
Amortized cost | Brazil | Loans
Financial Risk
Total	1,130,060	1,257,185
Amortized cost | Brazil | Securities
Financial Risk
Total	7,009	24,281
Amortized cost | Canada | Loans
Financial Risk
Total	0	11,718
Amortized cost | Canada | Securities
Financial Risk
Total	47,743	44,828
Amortized cost | Chile | Loans
Financial Risk
Total	501,107	454,602
Amortized cost | Chile | Securities
Financial Risk
Total	29,986	37,713
Amortized cost | China | Loans
Financial Risk
Total	14,917	14,995
Amortized cost | China | Securities
Financial Risk
Total	0	0
Amortized cost | Colombia | Loans
Financial Risk
Total	1,080,071	920,975
Amortized cost | Colombia | Securities
Financial Risk
Total	14,898	15,143
Amortized cost | Costa Rica | Loans
Financial Risk
Total	461,965	357,112
Amortized cost | Costa Rica | Securities
Financial Risk
Total	8,141	8,128
Amortized cost | Dominican Republic | Loans
Financial Risk
Total	919,673	855,539
Amortized cost | Dominican Republic | Securities
Financial Risk
Total	0	0
Amortized cost | Ecuador | Loans
Financial Risk
Total	183,502	223,461
Amortized cost | Ecuador | Securities
Financial Risk
Total	0	0
Amortized cost | El Salvador | Loans
Financial Risk
Total	100,756	71,716
Amortized cost | El Salvador | Securities
Financial Risk
Total	0	0
Amortized cost | United Arab Emirates | Loans
Financial Risk
Total	0	0
Amortized cost | United Arab Emirates | Securities
Financial Risk
Total	3,521	0
Amortized cost | Finland | Loans
Financial Risk
Total	0	0
Amortized cost | Finland | Securities
Financial Risk
Total	13,365	0
Amortized cost | France | Loans
Financial Risk
Total	68,555	95,577
Amortized cost | France | Securities
Financial Risk
Total	15,011	14,985
Amortized cost | Germany | Loans
Financial Risk
Total	0	0
Amortized cost | Germany | Securities
Financial Risk
Total	29,998	29,737
Amortized cost | Guatemala | Loans
Financial Risk
Total	1,537,176	1,011,790
Amortized cost | Guatemala | Securities
Financial Risk
Total	0	0
Amortized cost | Honduras | Loans
Financial Risk
Total	108,137	219,527
Amortized cost | Honduras | Securities
Financial Risk
Total	0	0
Amortized cost | Ireland | Loans
Financial Risk
Total	0	0
Amortized cost | Ireland | Securities
Financial Risk
Total	14,408	14,407
Amortized cost | Italy | Loans
Financial Risk
Total	23,375	1,747
Amortized cost | Italy | Securities
Financial Risk
Total	0	0
Amortized cost | Jamaica | Loans
Financial Risk
Total	57,969	43,503
Amortized cost | Jamaica | Securities
Financial Risk
Total	0	0
Amortized cost | Japan | Loans
Financial Risk
Total	0	9,446
Amortized cost | Japan | Securities
Financial Risk
Total	60,402	61,834
Amortized cost | Korea | Loans
Financial Risk
Total	0	0
Amortized cost | Korea | Securities
Financial Risk
Total	34,704	14,448
Amortized cost | Kuwait | Loans
Financial Risk
Total	0	0
Amortized cost | Kuwait | Securities
Financial Risk
Total	20,159	0
Amortized cost | Mexico | Loans
Financial Risk
Total	1,116,825	1,015,738
Amortized cost | Mexico | Securities
Financial Risk
Total	1,269	27,898
Amortized cost | Multilateral | Loans
Financial Risk
Total	0	0
Amortized cost | Multilateral | Securities
Financial Risk
Total	28,143	0
Amortized cost | Netherlands | Loans
Financial Risk
Total	0	0
Amortized cost | Netherlands | Securities
Financial Risk
Total	9,933	0
Amortized cost | Norway | Loans
Financial Risk
Total	0	0
Amortized cost | Norway | Securities
Financial Risk
Total	24,577	10,092
Amortized cost | Panama | Loans
Financial Risk
Total	571,207	455,288
Amortized cost | Panama | Securities
Financial Risk
Total	75,494	71,552
Amortized cost | Paraguay | Loans
Financial Risk
Total	210,047	196,674
Amortized cost | Paraguay | Securities
Financial Risk
Total	0	0
Amortized cost | Peru | Loans
Financial Risk
Total	173,441	418,460
Amortized cost | Peru | Securities
Financial Risk
Total	9,971	30,878
Amortized cost | Puerto Rico | Loans
Financial Risk
Total	6,632	20,762
Amortized cost | Puerto Rico | Securities
Financial Risk
Total	0	0
Amortized cost | Qatar | Loans
Financial Risk
Total	0	0
Amortized cost | Qatar | Securities
Financial Risk
Total	30,103	0
Amortized cost | Saudi Arabia | Loans
Financial Risk
Total	0	0
Amortized cost | Saudi Arabia | Securities
Financial Risk
Total	49,919	0
Amortized cost | Singapore | Loans
Financial Risk
Total	131,154	282,311
Amortized cost | Singapore | Securities
Financial Risk
Total	0	0
Amortized cost | Spain | Loans
Financial Risk
Total	0	0
Amortized cost | Spain | Securities
Financial Risk
Total	0	0
Amortized cost | Suriname | Loans
Financial Risk
Total	3,627	0
Amortized cost | Suriname | Securities
Financial Risk
Total	0	0
Amortized cost | Sweden | Loans
Financial Risk
Total	0	0
Amortized cost | Sweden | Securities
Financial Risk
Total	14,932	14,832
Amortized cost | Trinidad and Tobago | Loans
Financial Risk
Total	171,001	167,522
Amortized cost | Trinidad and Tobago | Securities
Financial Risk
Total	0	0
Amortized cost | United States of America | Loans
Financial Risk
Total	219,563	137,642
Amortized cost | United States of America | Securities
Financial Risk
Total	740,864	618,680
Amortized cost | United Kingdom | Loans
Financial Risk
Total	103,665	74,985
Amortized cost | United Kingdom | Securities
Financial Risk
Total	50,315	39,232
Amortized cost | Uruguay | Loans
Financial Risk
Total	64,906	12,627
Amortized cost | Uruguay | Securities
Financial Risk
Total	0	0
FVOCI | Loans
Financial Risk
Total	77,240	0
FVOCI | Securities
Financial Risk
Total	69,476	99,486
FVOCI | Dominican Republic | Loans
Financial Risk
Total	37,064	0
FVOCI | Dominican Republic | Securities
Financial Risk
Total	0	0
FVOCI | El Salvador | Loans
Financial Risk
Total	24,549	0
FVOCI | El Salvador | Securities
Financial Risk
Total	0	0
FVOCI | Guatemala | Loans
Financial Risk
Total	15,627	0
FVOCI | Guatemala | Securities
Financial Risk
Total	0	0
FVOCI | Multilateral | Loans
Financial Risk
Total	0	0
FVOCI | Multilateral | Securities
Financial Risk
Total	69,476	99,486
Carrying amount - principal | Loans
Financial Risk
Total	9,158,236	8,461,987
Carrying amount - principal | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	161,597	245,065
Carrying amount - principal | Amortized cost
Financial Risk
Total	1,360,497	1,103,755
Carrying amount - principal | Amortized cost | Loans
Financial Risk
Total	9,158,236	8,461,987
Carrying amount - principal | Amortized cost | Securities
Financial Risk
Total	1,360,497	1,103,755
Carrying amount - principal | FVOCI | Loans
Financial Risk
Total	77,240	0
Carrying amount - principal | FVOCI | Securities
Financial Risk
Total	69,476	99,486
Amount committed/guaranteed | Loans
Financial Risk
Total	0	0
Amount committed/guaranteed | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	1,840,657	1,414,380
Amount committed/guaranteed | Amortized cost
Financial Risk
Total	0	0
Amount committed/guaranteed | Amortized cost | Loans
Financial Risk
Total	0	0
Amount committed/guaranteed | Amortized cost | Securities
Financial Risk
Total	$ 0	$ 0